Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Related party affiliations were attributed to transactions conducted between the Company and the shareholders, or those business entities partially or wholly owned by Company’s officers or shareholders. The related party balance as of December 31, 2024 and 2023 and the transactions for the years ended December 31, 2024, 2023 and 2022 are identified as follows:

Related Party Balances:

a)   Due from related parties

The Company periodically loan funds to its related parties for general business purposes. The balance due from related parties is typically interest-free and due upon demand. As of December 31, 2024 and 2023, we had the total amounts due from related parties of $40,549 and $2,811,786, respectively, which were mainly due from the shareholder of the Company and the founder of the VIE, Mr. Daoning Xia (“Mr. Xia”), Ms. Guoping Xia (“Ms. Xia”) who is the sister of Mr. Xia, and their affiliated entities. As of December 31, 2024 and 2023, the amount due from Mr. Xia and his affiliated companies were $33,973 and $1,775,005, respectively. As of December 31, 2024 and 2023, the amount due from Ms. Xia and her affiliated companies were $nil and $926,450, respectively.

As of November 21, 2024, the total loan amount from Gongwuyuan Network and its subsidiaries to the related parties is $2,338,686 (RMB 17,070,773). After friendly negotiations between Gongwuyuan Network, its subsidiaries, and the related parties, it has been agreed that the related parties will use their debt of $ 1,812,949 (RMB 13,233,259) to settle an equivalent amount of debt, which will result in the full settlement of these obligations. The remaining debt of $ 525,737 (RMB 3,837,514) after the settlement will be assumed by Ms. Xia Guoping. Following this settlement, Gongwu Yuan Network will have a receivable from the related party, Ms. Xia Guoping, in the amount of $ 525,737 (RMB 3,837,514), and all other related party debts will be cleared.

b)   Due to related parties

The amount due to related parties represents the funds provided by companies controlled by Mr. Zhang, Mr. Xia, and Mr. Xiaojun Wang, a director of VIE’s subsidiary, for the Company’s working capital needs and the payable balances for expenses and reimbursement in normal business courses. As of December 31, 2024 and 2023, the Company had the total amounts due to related parties of $170,855 and $1,040,009, respectively. As of the date of this report, none of the balances as of December 31, 2024 has been repaid.

Related Party Transactions:

During the years ended December 31, 2024, 2023 and 2022, the Company provided entrust recruitment services to a related party company that is controlled by Mr. Xia and generated service revenue of $0 and $181,408 and $135,029, respectively.

During the years ended December 31, 2024,2023 and 2022, the Company entered several operating lease agreements with companies controlled by Mr. Xia, pursuant to which the rental expenses were $0 and $143,832 and $158,063, respectively.

As the lease agreement for the Company’s principal office premises expired and was not renewed, the Company is currently utilizing office space provided by a related party company. The office premises are located at 3rd Floor, Building A, Golden Life Science Park, No. 33 Gongye Avenue, Dongguan, Guangdong Province, China. On July 1, 2024, the related party, Dongguan Massachusetts Industrial Park Investment Co., Ltd., provided the Company with the rent-free use of Rooms 301 and 302, located on the 3rd floor of Building A, No. 33 Pingshan Industrial Avenue, Tangxia Town, Dongguan City. The usage period is from July 1, 2024 to December 31, 2025. The ultimate controlling party of Dongguan Massachusetts Industrial Park Investment Co., Ltd. is Guoping Xia (“Ms. Xia”).

On November 21, 2024, the Company entered into a debt settlement agreement with its related parties, pursuant to which the related parties agreed to settle a total amount of $1,812,949(RMB 13,233,259) of outstanding payables by offsetting an equivalent amount of receivables. Following the settlement, the remaining payable balance of $525,737(RMB 3,837,515) was assumed by Ms. Guoping Xia (“Ms. Xia”).

Related parties have provided guarantees for the Company’s borrowings from banks. Details are disclosed in Note 11.